Securitizations And Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Securitizations And Variable Interest Entities [Abstract]
Securitizations and Variable Interest Entities
11.    Securitizations and Variable Interest Entities
Overview
We are involved in several types of securitization and financing transactions that utilize SPEs. An SPE is an entity that is designed to fulfill a specified limited need of the sponsor. Our principal use of SPEs is to obtain liquidity and favorable capital treatment by securitizing certain of our financial assets.
The SPEs involved in securitization and other financing transactions are generally considered variable interest entities (VIEs). VIEs are entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the ability to control the entity's activities.
Securitizations
We provide a wide range of consumer and commercial automobile loans, operating leases, and mortgage loan products to a diverse customer base. We often securitize these loans and leases (which we collectively describe as loans or financial assets) through the use of securitization entities, which may or may not be consolidated on our Consolidated Balance Sheet. We securitize consumer and commercial automobile loans and operating leases through private-label securitizations. We securitize consumer mortgage loans through transactions involving the GSEs or private-label mortgage securitizations. During 2010 and 2011, our consumer mortgage loans were primarily securitized through the GSEs.
In executing a securitization transaction, we typically sell pools of financial assets to a wholly owned, bankruptcy-remote SPE, which then transfers the financial assets to a separate, transaction-specific securitization entity for cash, servicing rights, and in some transactions, other retained interests. The securitization entity is funded through the issuance of beneficial interests in the securitized financial assets. The beneficial interests take the form of either notes or trust certificates which are sold to investors and/or retained by us. These beneficial interests are collateralized by the transferred loans and entitle the investors to specified cash flows generated from the securitized loans. In addition to providing a source of liquidity and cost-efficient funding, securitizing these financial assets also reduces our credit exposure to the borrowers beyond any economic interest we may retain.
Each securitization is governed by various legal documents that limit and specify the activities of the securitization entity. The securitization entity is generally allowed to acquire the loans, to issue beneficial interests to investors to fund the acquisition of the loans, and to enter into derivatives or other yield maintenance contracts (e.g., coverage by monoline bond insurers) to hedge or mitigate certain risks related to the financial assets or beneficial interests of the entity. A servicer, who is generally us, is appointed pursuant to the underlying legal documents to service the assets the securitization entity holds and the beneficial interests it issues. Servicing functions include, but are not limited to, making certain payments of property taxes and insurance premiums, default and property maintenance payments, as well as advancing principal and interest payments before collecting them from individual borrowers. Our servicing responsibilities, which constitute continued involvement in the transferred financial assets, consist of primary servicing (i.e., servicing the underlying transferred financial assets) and/or master servicing (i.e., servicing the beneficial interests that result from the securitization transactions). Certain securitization entities also require the servicer to advance scheduled principal and interest payments due on the beneficial interests issued by the entity regardless of whether cash payments are received on the underlying transferred financial assets. Accordingly, we are required to provide these servicing advances when applicable. Refer to Note 1 and Note 12 for additional information regarding our servicing rights.
The GSEs provide a guarantee of the payment of principal and interest on the beneficial interests issued in securitizations. In private-label securitizations, cash flows from the assets initially transferred into the securitization entity represent the sole source for payment of distributions on the beneficial interests issued by the securitization entity and for payments to the parties that perform services for the securitization entity, such as the servicer or the trustee. In certain private-label securitization transactions, a liquidity facility may exist to provide temporary liquidity to the entity. The liquidity provider generally is reimbursed prior to other parties in subsequent distribution periods. Monoline insurance may also exist to cover certain shortfalls to certain investors in the beneficial interests issued by the securitization entity. As noted above, in certain private-label securitizations, the servicer is required to advance scheduled principal and interest payments due on the beneficial interests regardless of whether cash payments are received on the underlying transferred financial assets. The servicer is allowed to reimburse itself for these servicing advances. Additionally, certain private-label securitization transactions may allow for the acquisition of additional loans subsequent to the initial loan transfer. Principal collections on other loans and/or the issuance of new beneficial interests, such as variable funding notes, generally fund these loans; we are often contractually required to invest in these new interests.
We may retain beneficial interests in our private-label securitizations, which may represent a form of significant continuing economic interest. These retained interests include, but are not limited to, senior or subordinate mortgage- or asset-backed securities, interest-only strips, principal-only strips, and residuals. Certain of these retained interests provide credit enhancement to the trust as they may absorb credit losses or other cash shortfalls. Additionally, the securitization agreements may require cash flows to be directed away from certain of our retained interests due to specific over-collateralization requirements, which may or may not be performance-driven.
We generally hold certain conditional repurchase options that allow us to repurchase assets from the securitization entity. The majority of the securitizations provide us, as servicer, with a call option that allows us to repurchase the remaining transferred financial assets or outstanding beneficial interests at our discretion once the asset pool reaches a predefined level, which represents the point where servicing becomes burdensome (a clean-up call option). The repurchase price is typically the par amount of the loans plus accrued interest. Additionally, we may hold other conditional repurchase options that allow us to repurchase a transferred financial asset if certain events outside our control are met. The typical conditional repurchase option is a delinquent loan repurchase option that gives us the option to purchase the loan or contract if it exceeds a certain prespecified delinquency level. We generally have complete discretion regarding when or if we will exercise these options, but generally, we would do so only when it is in our best interest.
Other than our customary representation and warranty provisions, these securitizations are nonrecourse to us, thereby transferring the risk of future credit losses to the extent the beneficial interests in the securitization entities are held by third parties. Representation and warranty provisions generally require us to repurchase loans or indemnify the investor or other party for incurred losses to the extent it is determined that the loans were ineligible or were otherwise defective at the time of sale. Refer to Note 31 for detail on representation and warranty provisions. We did not provide any noncontractual financial support to any of these entities during 2011 or 2010.
Other Variable Interest Entities
Servicer Advance Funding Entity
To assist in the financing of our servicer advance receivables, we formed an SPE that issues term notes to third-party investors that are collateralized by servicer advance receivables. These servicer advance receivables are transferred to the SPE and consist of delinquent principal and interest advances we made as servicer to various investors; property taxes and insurance premiums advanced to taxing authorities and insurance companies on behalf of borrowers; and amounts advanced for mortgages in foreclosure. The SPE funds the purchase of the receivables through financing obtained from the third-party investors and subordinated loans or an equity contribution from our mortgage activities. This SPE is consolidated on our balance sheet at December 31, 2011 and 2010. The beneficial interest holder of this SPE does not have legal recourse to our general credit. We do not have a contractual obligation to provide any type of financial support in the future, nor have we provided noncontractual financial support to the entity during 2011 or 2010.
Other
In 2010, we sold a portfolio of resort finance backed receivables to a third party that financed the acquisition through an SPE. We provided seller financing for the purchase of these assets and also hold a contingent value right in the SPE, which were both recorded at fair value. We do not consolidate the SPE because we have no control over the activities of the SPE.
We have involvements with various other on-balance sheet, immaterial SPEs. Most of these SPEs are used for additional liquidity whereby we sell certain financial assets into the VIE and issue beneficial interests to third parties for cash.
We also provide long-term guarantee contracts and a line of credit to certain nonconsolidated affordable housing entities. Since we do not have control over the entities or the power to make decisions, we do not consolidate the entities and our involvement is limited to the guarantee and the line of credit.
Involvement with Variable Interest Entities
The determination of whether financial assets transferred by us to these VIEs (and related liabilities) are consolidated on our balance sheet (also referred to as on-balance sheet) or not consolidated on our balance sheet (also referred to as off-balance sheet) depends on the terms of the related transaction and our continuing involvement (if any) with the SPE. Subsequent to the adoption of ASU 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, on January 1, 2010, we are deemed the primary beneficiary and therefore consolidate VIEs for which we have both (a) the power, through voting rights or similar rights, to direct the activities that most significantly impact the VIE's economic performance, and (b) a variable interest (or variable interests) that (i) obligates us to absorb losses that could potentially be significant to the VIE and/or (ii) provides us the right to receive residual returns of the VIE that could potentially be significant to the VIE. We determine whether we hold a significant variable interest in a VIE based on a consideration of both qualitative and quantitative factors regarding the nature, size, and form of our involvement with the VIE. We assess whether we are the primary beneficiary of a VIE on an ongoing basis.
Our involvement with consolidated and nonconsolidated VIEs in which we hold variable interests is presented below.

December 31, ($ in millions)	Consolidated involvement with VIEs		Assets of nonconsolidated VIEs (a)		Maximum exposure to loss in nonconsolidated VIEs
2011
On-balance sheet variable interest entities
Consumer automobile	$26,504		$—		$—
Consumer mortgage — private-label	1,098		—		—
Commercial automobile	19,594		—		—
Other	956		—		—
Off-balance sheet variable interest entities
Consumer mortgage — Ginnie Mae	2,652	(b)	44,127		44,127	(c)
Consumer mortgage — CMHC	66	(b)	3,222		66	(d)
Consumer mortgage — private-label	141	(b)	4,408		4,408	(c)
Consumer mortgage — other	—		—	(e)	17	(f)
Commercial other	83	(g)	—	(h)	242
Total	$51,094		$51,757		$48,860
2010
On-balance sheet variable interest entities
Consumer automobile	$20,064		$—		$—
Consumer mortgage — private-label	1,397		—		—
Commercial automobile	15,114		—		—
Other	1,035		—		—
Off-balance sheet variable interest entities
Consumer mortgage — Ginnie Mae	2,909	(b)	43,595		43,595	(c)
Consumer mortgage — CMHC	124	(b)	4,222		124	(d)
Consumer mortgage — private-label	183	(b)	5,371		5,371	(c)
Commercial other	483	(g)	—	(h)	698
Total	$41,309		$53,188		$49,788

(a)	Asset values represent the current unpaid principal balance of outstanding consumer finance receivables and loans within the VIEs.

(b)
Includes $2.4 billion and $2.5 billion classified as mortgage loans held-for-sale, $92 million and $162 million classified as trading assets or other assets, and $386 million and $569 million classified as mortgage servicing rights at December 31, 2011, and December 31, 2010, respectively. CMHC is the Canada Mortgage and Housing Corporation.

(c)
Maximum exposure to loss represents the current unpaid principal balance of outstanding loans based on our customary representation and warranty provisions. This measure is based on the unlikely event that all of the loans have underwriting defects or other defects that trigger a representation and warranty provision and the collateral supporting the loans are worthless. The maximum exposure above is not an indication of our expected loss.

(d)
Due to combination of the credit loss insurance on the mortgages and the guarantee by CMHC on the issued securities, the maximum exposure to loss would be limited to the amount of the retained interests. Additionally, the maximum loss would occur only in the event that CMHC dismisses us as servicer of the loans due to servicer performance or insolvency.

(e)
Includes a VIE for which we have no management oversight and therefore we are not able to provide the total assets of the VIE. However, in March 2011 we sold excess servicing rights valued at $266 million to the VIE.

(f)
Our maximum exposure to loss in this VIE is a component of servicer advances made that are allocated to the trust. The maximum exposure to loss presented represents the unlikely event that every loan underlying the excess servicing rights sold defaults, and we, as servicer, are required to advance the entire excess service fee to the trust for the contractually established period. This required disclosure is not an indication of our expected loss.

(g)
Includes $100 million and $515 million classified as finance receivables and loans, net, and $20 million and $20 million classified as other assets, offset by $37 million and $52 million classified as accrued expenses and other liabilities at December 31, 2011, and December 31, 2010, respectively.

(h)
Includes VIEs for which we have no management oversight and therefore we are not able to provide the total assets of the VIEs. However, in 2010 we sold loans with an unpaid principal balance of $1.5 billion into these VIEs.

On-balance Sheet Variable Interest Entities
We engage in securitization and other financing transactions that do not qualify for off-balance sheet treatment. In these situations, we hold beneficial interests or other interests in the VIE, which represent a form of significant continuing economic interest. The interests held include, but are not limited to, senior or subordinate mortgage- or asset-backed securities, interest-only strips, principal-only strips, residuals, and servicing rights. Certain of these retained interests provide credit enhancement to the securitization entity as they may absorb credit losses or other cash shortfalls. Additionally, the securitization documents may require cash flows to be directed away from certain of our retained interests due to specific over-collateralization requirements, which may or may not be performance-driven. Because these securitization entities are consolidated, these retained interests and servicing rights are not recognized as separate assets on our Consolidated Balance Sheet.
Subsequent to adoption of ASU 2009-17 as of January 1, 2010, we consolidated certain of these entities because we had a controlling financial interest in the VIE, primarily due to our servicing activities, and because we hold a significant variable interest in the VIE. Under ASC 810, Consolidation, as amended by ASU 2009-17, we are generally the primary beneficiary of automobile securitization entities, as well as certain mortgage private-label securitization entities for which we perform servicing activities and have retained a significant variable interest in the form of a beneficial interest. In cases where we did not meet sale accounting under previous guidance, unless we have made modifications to the overall transaction, we do not meet sale accounting under current guidance as we are not permitted to revisit sale accounting guidelines under the current guidance. In cases where substantive modifications are made, we then reassess the transaction under the amended guidance, based on the new circumstances.
The consolidated VIEs included in the table below represent separate entities with which we are involved. The third-party investors in the obligations of consolidated VIEs have legal recourse only to the assets of the VIEs and do not have such recourse to us, except for the customary representation and warranty provisions or when we are the counterparty to certain derivative transactions involving the VIE. In addition, the cash flows from the assets are restricted only to pay such liabilities. Thus, our economic exposure to loss from outstanding third-party financing related to consolidated VIEs is significantly less than the carrying value of the consolidated VIE assets. All assets are restricted for the benefit of the beneficial interest holders. Refer to Note 27 for discussion of the assets and liabilities for which the fair value option has been elected.

December 31, ($ in millions)	2011	2010
Assets
Loans held-for-sale, net	$9	$21
Finance receivables and loans, net
Consumer	21,622	18,744
Commercial	19,313	14,739
Allowance for loan losses	(210)	(238)
Total finance receivables and loans, net	40,725	33,245
Investment in operating leases, net	4,389	1,065
Other assets	3,029	3,194
Assets of operations held-for-sale	—	85
Total assets	$48,152	$37,610
Liabilities
Short-term borrowings	$795	$964
Long-term debt	33,143	24,466
Interest payable	14	15
Accrued expenses and other liabilities	405	352
Liabilities of operations held-for-sale	—	45
Total liabilities	$34,357	$25,842
Off-balance Sheet Variable Interest Entities
The nature, purpose, and activities of nonconsolidated securitization entities are similar to those of our consolidated securitization entities with the primary difference being the nature and extent of our continuing involvement. The cash flows from the assets of nonconsolidated securitization entities generally are the sole source of payment on the securitization entities' liabilities. The creditors of these securitization entities have no recourse to us with the exception of market customary representation and warranty provisions as described in Note 31.
Subsequent to the adoption of ASU 2009-17 as of January 1, 2010, nonconsolidated VIEs include entities for which we either do not hold significant variable interests or do not provide servicing or asset management functions for the financial assets held by the securitization entity. Additionally, to qualify for off-balance sheet treatment, transfers of financial assets must meet the sale accounting conditions in ASC 860, Transfers and Servicing. Our residential mortgage loan securitizations consist of GSEs and private-label securitizations. Under ASU 2009-17, we are not the primary beneficiary of any GSE loan securitization transaction because we do not have the power to direct the significant activities of such entities. Additionally, under ASU 2009-17, we do not consolidate certain private-label mortgage securitizations because we do not have a variable interest that could potentially be significant or we do not have power to direct the activities that most significantly impact the performance of the VIE.
For nonconsolidated securitization entities, the transferred financial assets are removed from our balance sheet provided the conditions for sale accounting are met. The financial assets obtained from the securitization are primarily reported as cash, servicing rights, or retained interests (if applicable). Typically, we conclude that the fee we are paid for servicing consumer automobile finance receivables represents adequate compensation, and consequently, we do not recognize a servicing asset or liability. As an accounting policy election, we elected fair value treatment for our MSR portfolio. Liabilities incurred as part of these securitization transactions, such as representation and warranty provisions, are recorded at fair value at the time of sale and are reported as accrued expenses and other liabilities on our Consolidated Balance Sheet. Upon the sale of the loans, we recognize a gain or loss on sale for the difference between the assets recognized, the assets derecognized, and the liabilities recognized as part of the transaction.
The following summarizes all pretax gains and losses recognized on financial assets sold into nonconsolidated securitization and similar asset-backed financing entities.

Year ended December 31, ($ in millions)	2011	2010	2009
Consumer mortgage — GSEs	$818	$1,065	$854
Consumer mortgage — private-label	—	17	21
Commercial automobile	—	—	110
Total pretax gain	$818	$1,082	$985
The following table summarizes cash flows received from and paid related to securitization entities, asset-backed financings, or other similar transfers of financial assets where the transfer is accounted for as a sale and we have a continuing involvement with the transferred assets (e.g., servicing) that were outstanding in 2011, 2010, and 2009. Cash flows presented below may not be comparable because 2009 includes cash flows related to securitization entities that are now consolidated. Additionally, the table contains information regarding cash flows received from and paid to nonconsolidated securitization entities that existed during each period.

Year ended December 31, ($ in millions)	Consumer automobile	Commercial automobile	Consumer mortgage GSEs	Consumer mortgage private-label
2011
Cash proceeds from transfers completed during the year	$—	$—	$59,815	$722
Cash flows received on retained interests in securitization entities	—	—	—	68
Servicing fees	—	—	999	201
Purchases of previously transferred financial assets	—	—	(2,537)	(222)	(a)
Representations and warranties obligations	—	—	(143)	(38)
Other cash flows	—	—	(13)	187
2010
Cash proceeds from transfers completed during the year	$—	$—	$68,822	$1,090
Cash flows received on retained interests in securitization entities	—	—	—	81
Servicing fees	1	—	1,081	209
Purchases of previously transferred financial assets	—	—	(1,865)	(282)	(a)
Representations and warranties obligations	—	—	(389)	(18)
Other cash flows	(6)	—	(39)	(22)
2009
Cash proceeds from transfers completed during the year	$—	$—	$56,251	$1,258
Cash flows received on retained interests in securitization entities	269	1,009	—	119
Cash proceeds from collections reinvested in revolving securitization entities	—	5,998	—	—
Servicing fees	111	39	643	272
Purchases of previously transferred financial assets	—	—	(385)	(1)	(a)
Representations and warranties obligations	—	—	(343)	(64)
Other cash flows	(64)	—	(177)	(123)

(a)	Includes repurchases in connection with clean up call options.
The following table represents on-balance sheet loans held-for-sale and finance receivable and loans, off-balance sheet securitizations, and whole-loan sales where we have continuing involvement. The table presents quantitative information about delinquencies and net credit losses. Refer to Note 12 for further detail on total serviced assets.

	Total amount		Amount 60 days or more past due		Net credit losses
December 31, ($ in millions)	2011	2010	2011	2010	2011	2010
On-balance sheet loans
Consumer automobile	$63,884	$51,254	$341	$373	$321	$613
Consumer mortgage (a)	18,940	23,174	3,242	3,437	181	173	(b)
Commercial automobile	37,302	35,629	162	186	13	84
Commercial mortgage	1,925	1,660	14	110	31	91
Commercial other	1,261	2,107	1	20	(5)	227
Total on-balance sheet loans	123,312	113,824	3,760	4,126	541	1,188
Off-balance sheet securitization entities
Consumer automobile	—	—	—	—	—	1
Consumer mortgage — GSEs (c)	262,984	253,192	9,456	13,990	n/m	n/m
Consumer mortgage — private-label	63,991	73,638	11,301	12,220	3,982	4,605
Total off-balance sheet securitization entities	326,975	326,830	20,757	26,210	3,982	4,606
Whole-loan transactions (d)	33,961	38,212	2,901	2,950	782	1,269	(b)
Total	$484,248	$478,866	$27,418	$33,286	$5,305	$7,063
n/m = not meaningful

(a)
Includes loans subject to conditional repurchase options of $2.3 billion and $2.3 billion guaranteed by the GSEs, and $132 million and $146 million sold to certain private-label mortgage securitization entities at December 31, 2011 and 2010, respectively.

(b)
We identified an immaterial error in the amounts previously disclosed related to net credit losses for on-balance sheet consumer mortgage, and whole-loan transactions for the December 31, 2010 period. We corrected the net credit losses for these balances, resulting in a decrease of $162 million for on-balance sheet consumer mortgage, and an increase of $969 million for whole-loan transactions from the amounts previously presented. The change had no impact on our consolidated financial condition or results of operation.

(c)	Anticipated credit losses are not meaningful due to the GSE guarantees.

(d)	Whole-loan transactions are not part of a securitization transaction, but represent consumer automobile and consumer mortgage pools of loans sold to third-party investors.
Changes in Accounting for Variable Interest Entities
During 2009, we executed an amendment to a commercial automobile securitization entity that was previously considered as a QSPE and, therefore, was not consolidated. The amendment contractually required us to deposit additional cash into a collateral account held by the securitization entity. Management determined the amendment caused the entity to no longer be considered a QSPE, and therefore we consolidated the entity. We continued to consolidate this entity after adoption of ASU 2009-17.
ASU 2009-17 became effective on January 1, 2010, and upon adoption, we consolidated certain securitization entities that were previously held off-balance sheet. On January 1, 2010, we recognized a net increase of $17.6 billion to assets and liabilities on our Consolidated Balance Sheet ($10.1 billion of the increase relates to operations classified as held-for-sale that were ultimately sold). Refer to Note 1 for further discussion of the requirements of ASC 860 and ASC 810, including changes to the accounting requirements related to transfers of financial assets and consolidation of VIEs.
We previously held on our Consolidated Balance Sheet certain mortgage securitization entities, which were on-balance sheet prior to the adoption of ASU 2009-17 because we did not meet the sale accounting requirements at the inception of the transactions. Specific provisions inherent in these deals, included but were not limited to, the ability of the trust to enter into a derivative contract and the inclusion of a loan repurchase right. The existence of the ability to enter into a derivative precluded the entities from being deemed a QSPE and the existence of the loan repurchase right precluded sale accounting treatment. These two provisions, when used in combination, were deemed substantive and precluded sale accounting. We also retained servicing and, in most cases, retained an economic interest in the entities in the form of economic residuals, subordinate bonds, and/or IO strips. During 2010, we completed the sale of 100% of our retained residuals and subordinate bonds related to certain of these on-balance sheet securitization entities. In addition, any repurchase rights associated with these structures were removed from these deals through exercise of such right. These collective actions were deemed to be substantial to warrant a re-characterization of the original transactions and, as such, they were reassessed under ASC 860 and it was concluded that the securitization entities satisfied sale accounting requirements. Furthermore, the sale of the 100% economic interests resulted in the loss of a controlling financial interest in the securitization entities and accordingly consolidation was not required. The combination of these actions resulted in the derecognition of assets previously sold to these securitization entities. Consolidated assets and consolidated liabilities of $1.2 billion and $1.2 billion, respectively, associated with this transaction were derecognized and a gain of $51 million was recorded.
During 2010, we further completed the sale of our significant retained residuals and subordinate bonds related to certain other on-balance sheet securitization entities, which were consolidated upon adoption of ASU 2009-17 (but were not consolidated prior to the adoption of ASU 2009-17). Since we disposed of our variable interests in these securitization entities to unrelated third parties, a reassessment was required to determine whether we continued to hold a controlling financial interest. All subordinate retained economic interests in these entities were sold and therefore we no longer held a controlling financial interest. All assets and liabilities associated with the trust were derecognized and all retained interests in the entities, including insignificant retained senior interests and mortgage servicing rights, were recorded at their fair values at the date of deconsolidation. Consolidated assets and consolidated liabilities of $709 million and $707 million, respectively, associated with this transaction were derecognized and a gain of $1 million was recorded.
We continue to hold servicing rights associated with these deconsolidation transactions, however retained servicing does not preclude deconsolidation because the retained servicing we hold does not absorb a potentially significant level of variability in the securitization entities. Upon completion of the sale, $9 million of servicing rights and $1 million of retained interests associated with this transaction were recorded.